OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2) - CAD ($)	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Fiscal 2024 (August 1, 2023 to July 31, 2024)	$ 13,612
Fiscal 2025 (August 1, 2024 to July 31, 2025)	14,104
Fiscal 2026 (August 1, 2025 to April 29, 2026)	10,578
Total undiscounted lease payments	38,294
Less: imputed interest	(5,541)
Lease liability as at July 30, 2021	$ 32,753	$ 41,333	$ 48,799	$ 0